S-K 1603(b) Conflicts of Interest	Jul. 30, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company (including, without limitation, Range I) with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. In particular, affiliates of our sponsor and our officers and directors have formed and are actively engaged in seeking an initial business combination on behalf of Range I, a special purpose acquisition company that completed its initial public offering in December 2024, and such officers and directors owe fiduciary duties to Range I. Range I, like us, may pursue initial business combination targets in any businesses or industries and has until June 2026 (unless it obtains the approval of its shareholders to extend beyond that time) to complete its initial business combination. Any such blank check company may present additional conflicts of interest in pursuing an acquisition target, particularly if there is overlap among investment mandates and the board and management teams. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case basis.